CONTRACTS RECEIVABLE, NET (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Statement [Line Items]
Total	$ 339,466	$ 518,191
2017 FMP Contract [Member]
Statement [Line Items]
Contract receivable	2,199,164
Maintenance fees	361,006
Total	2,560,170
Less: current portion of contract receivable	1,830,541
Non current portion	$ 729,629
Net of current portion, Contracted payment due date	By December 31, 2020
Current portion of contract receivable, Contracted payment due date	By December 31, 2021